Annual Total Returns	12 Months Ended
Dec. 31, 2025
Ocean Park Domestic ETF | Ocean Park Domestic ETF
Prospectus [Line Items]
Annual Return [Percent]	5.56%
Ocean Park International ETF | Ocean Park International ETF
Prospectus [Line Items]
Annual Return [Percent]	10.97%
Ocean Park Diversified Income ETF | Ocean Park Diversified Income ETF
Prospectus [Line Items]
Annual Return [Percent]	4.08%
Ocean Park High Income ETF | Ocean Park High Income ETF
Prospectus [Line Items]
Annual Return [Percent]	2.79%